Prepayment for Land Use Rights	12 Months Ended
Jun. 30, 2025
Prepayment for Land Use Rights [Abstract]
PREPAYMENT FOR LAND USE RIGHTS

NOTE 9 – PREPAYMENT FOR LAND USE RIGHTS

On November 26, 2021, the Company paid RMB10 million ($1.4 million) to the local government for land on which it planned to build a new plant. The land is in Jiangsu Province, with an area of approximately 13,000 square meters. Due to policy changes, the purchase of land use rights was not approved. On June 17, 2025, RMB10 million ($1.4 million) was refunded by the local government.